Change in Cash Resulting From Changes in Operating Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in cash resulting from changes in operating assets and liabilities
Receivables	$ (37,615)	$ (46,855)	$ (38,397)	$ (37,614)	$ (14,971)
Income taxes	(4,643)	3,782	5,170	(8,693)	25,341
Inventory	(3,524)	2,702	5,007	(8,021)	2,866
Prepaid expenses	(2,609)	(8,162)	(4,335)	6,894	(14,088)
Payable and accruals	(10,620)	(11,934)	12,407	26,071	1,208
Deferred revenue	5,375	(2,314)	4,645	14,057	(1,519)
Other assets and liabilities	(944)	(4,102)	(7,123)	(5,388)	(1,530)
Decrease in cash resulting from changes in operating assets and liabilities (note 12)	$ (54,580)	$ (66,883)	$ (22,626)	$ (12,694)	$ (2,693)